5. Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management
Balances in foreign currency
	Currency	Amount in foreign currency	Exchange rate (1)	Total 12.31.19	Total 12.31.18

ASSETS
NON-CURRENT ASSETS
Other receivables	USD	-	59.890	-	1,177,257
TOTAL NON-CURRENT ASSETS				-	1,177,257
CURRENT ASSETS
Other receivables	USD	1,000	59.890	59,890	230,021
Financial assets at fair value through profit or loss	USD	46,583	59.890	2,789,856	5,052,556
Cash and cash equivalents	USD	2,010	59.890	120,379	14,416
	EUR	11	67.227	739	-
TOTAL CURRENT ASSETS				2,970,864	5,296,993
TOTAL ASSETS				2,970,864	6,474,250

LIABILITIES
NON-CURRENT LIABILITIES
Borrowings	USD	136,875	59.890	8,197,429	11,059,857
TOTAL NON-CURRENT LIABILITIES				8,197,429	11,059,857
CURRENT LIABILITIES
Trade payables	USD	9,054	59.890	542,207	1,015,588
	EUR	424	67.227	28,504	6,172
	CHF	248	61.925	15,357	-
	NOK	68	6.849	466	455
Borrowings	USD	27,705	59.890	1,659,236	1,656,799
Other payables	USD	9,086	59.890	544,161	-
TOTAL CURRENT LIABILITIES				2,789,931	2,679,014
TOTAL LIABILITIES				10,987,360	13,738,871

(1)      The exchange rates used are the BNA exchange rates in effect as of December 31, 2019 for US Dollars (USD), Euros (EUR), Swiss Francs (CHF) and Norwegian Krones (NOK).

Exposure to currency risk
	12.31.19	12.31.18
Net position
US dollar	(7,972,908)	(7,257,994)
Euro	(27,765)	(6,172)
Norwegian krone	(466)	(455)
Swiss franc	(15,357)	-
Total	(8,016,496)	(7,264,621)

Decrease in results of operations
	12.31.19	12.31.18
Net position
US dollar	(797,291)	(725,799)
Euro	(2,777)	(617)
Norwegian krone	(47)	(46)
Swiss franc	(1,536)	-
Decrease in the results of operations for the year	(801,651)	(726,462)

Loans according to rate and currency

The table below shows the breakdown of the Company’s loans according to interest rate and the currency in which they are denominated:

	12.31.19	12.31.18
Fixed rate:
US dollar	8,340,891	9,779,750
Subtotal loans at fixed rates	8,340,891	9,779,750
Floating rate:
US dollar	1,515,774	2,936,906
Subtotal loans at floating rates	1,515,774	2,936,906
Total loans	9,856,665	12,716,656

Based on the simulations performed, a 1% increase in floating interest rates, with all the other variables remaining constant, would give rise to the following decrease in the profit for the year:

	12.31.19	12.31.18
Floating rate:
US dollar	(3,202)	(6,521)
Decrease in the results of operations for the year	(3,202)	(6,521)

Based on the simulations performed, a 1% decrease in floating interest rates, with all the other variables remaining constant, would give rise to the following increase in the profit for the year:

	12.31.19	12.31.18
Floating rate:
US dollar	3,202	6,521
Increase in the results of operations for the year	3,202	6,521

Analysis of non-derivative financial liabilities
	No deadline	Less than 3 months	From 3 months to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
As of December 31, 2019
Trade and other payables	767,683	15,974,799	5,967,447	208,378	5,002,288	213,096	28,133,691
Borrowings	-	-	1,659,236	-	8,197,429	-	9,856,665
Total	767,683	15,974,799	7,626,683	208,378	13,199,717	213,096	37,990,356

As of December 31, 2018
Trade and other payables	19,078,817	13,966,826	4,245,273	126,846	153,698	-	37,571,460
Borrowings	-	-	1,052,508	1,052,508	11,804,260	-	13,909,276
Total	19,078,817	13,966,826	5,297,781	1,179,354	11,957,958	-	51,480,736

Gearing ratios
	12.31.19	12.31.18
Total liabilities	60,321,760	70,767,270
Less: Cash and cash equivalents and Financial assets at fair value through profit or loss	(3,199,473)	(5,242,262)
Net debt	57,122,287	65,525,008
Total Equity	59,150,849	47,620,990
Total capital attributable to owners	116,273,136	113,145,998
Gearing ratio	49.13%	57.91%

Financial assets measured at fair value
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

At December 31, 2019
Assets
Financial assets at fair value through profit or loss:
Money market funds	2,789,831	-	-	2,789,831
Cash and cash equivalents:
Money market funds	249,700	-	-	249,700
Total assets	3,039,531	-	-	3,039,531

Liabilities
Derivative financial instruments	-	205,246	-	205,246
Total liabilities	-	205,246	-	205,246

At December 31, 2018
Assets
Financial assets at fair value through profit or loss:
Government bonds	5,052,573	-	-	5,052,573
Money market funds	147,236	-	-	147,236
Total assets	5,199,809	-	-	5,199,809

Liabilities
Derivative financial instruments	-	1,591	-	1,591
Total liabilities	-	1,591	-	1,591